Supplemental guarantor consolidated statement of cash flows (Detail) - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[1]	SFr 15,990		SFr (23,469)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[1]	(3)		(5)
Disposal of subsidiaries, associates and intangible assets	[1],[2]	58		95
Purchase of property, equipment and software	[1]	(710)		(688)
Disposal of property, equipment and software	[1]	30		23
Purchase of financial assets measured at fair value through other comprehensive income	[1]	(831)		(4,729)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[1]	668		6,150
Net (purchase) / redemption of debt securities measured at amortized cost	[1]	(2,391)
Net (purchase) / redemption of financial assets held to maturity	[1]			168
Net cash flow from / (used in) investing activities	[1]	(3,178)		1,014
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[1]	(5,801)		18,738
Distributions paid on UBS shares	[1]	(3,065)		(2,250)
Issuance of long-term debt, including financial liabilities designated at fair value	[1],[3]	38,980		24,829
Repayment of long-term debt, including financial liabilities designated at fair value	[1],[3]	(26,066)		(23,407)
Dividends paid and repayments of preferred notes	[1]	0		(46)
Net changes in non-controlling interests	[1]	16		(5)
Net activity in investments in subsidiaries		0		0
Net cash flow from / (used in) financing activities	[1]	4,065		17,861
Total cash flow
Cash and cash equivalents at the beginning of the period	[1],[4]	102,154		121,107
Net cash flow from / (used in) operating, investing and financing activities	[1]	16,877		(4,594)
Effects of exchange rate differences on cash and cash equivalents	[1]	136		(1,502)
Cash and cash equivalents at the end of the period	[1],[4]	119,167	[5]	115,010	[6]
Net cash flow from / (used in) operating activities includes:
Cash and balances with central banks classified as cash equivalents	[1]	102,145		100,006
Due from banks classified as cash equivalents	[1]	14,229		12,646
Money market paper classified as cash equivalents	[1],[7]	2,794		2,358
UBS AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	6,707		(19,178)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		0
Disposal of subsidiaries, associates and intangible assets	[2],[8]	53		95
Purchase of property, equipment and software	[8]	(424)		(466)
Disposal of property, equipment and software	[8]	1		0
Purchase of financial assets measured at fair value through other comprehensive income	[8]	(132)		(180)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	142		2,607
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	(944)
Net (purchase) / redemption of financial assets held to maturity	[8]			(288)
Net cash flow from / (used in) investing activities	[8]	(1,304)		1,768
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(5,907)		18,832
Distributions paid on UBS shares	[8]	(3,065)		(2,250)
Issuance of long-term debt, including financial liabilities designated at fair value	[3],[8]	38,501		24,112
Repayment of long-term debt, including financial liabilities designated at fair value	[3],[8]	(25,291)		(22,685)
Dividends paid and repayments of preferred notes	[8]	0		(46)
Net changes in non-controlling interests	[8]	0		0
Net activity in investments in subsidiaries	[8]	2,540		663
Net cash flow from / (used in) financing activities	[8]	6,778		18,626
Total cash flow
Cash and cash equivalents at the beginning of the period	[5],[8]	40,522		44,269
Net cash flow from / (used in) operating, investing and financing activities	[8]	12,181		1,217
Effects of exchange rate differences on cash and cash equivalents	[8]	291		(1,076)
Cash and cash equivalents at the end of the period	[8]	52,994	[5]	44,410	[6]
Net cash flow from / (used in) operating activities includes:
Cash and balances with central banks classified as cash equivalents	[8]	46,657		40,122
Due from banks classified as cash equivalents	[8]	3,894		2,613
Money market paper classified as cash equivalents	[7],[8]	2,443		1,674
UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	6,860		(1,291)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	(4)		0
Disposal of subsidiaries, associates and intangible assets	[2],[8]	0		0
Purchase of property, equipment and software	[8]	(68)		(25)
Disposal of property, equipment and software	[8]	3		0
Purchase of financial assets measured at fair value through other comprehensive income	[8]	0		0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	0		753
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	504
Net (purchase) / redemption of financial assets held to maturity	[8]			456
Net cash flow from / (used in) investing activities	[8]	435		1,184
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(2)		9
Distributions paid on UBS shares	[8]	0		0
Issuance of long-term debt, including financial liabilities designated at fair value	[3],[8]	400		573
Repayment of long-term debt, including financial liabilities designated at fair value	[3],[8]	(397)		(506)
Dividends paid and repayments of preferred notes	[8]	0		0
Net changes in non-controlling interests	[8]	0		0
Net activity in investments in subsidiaries	[8]	(2,331)		(191)
Net cash flow from / (used in) financing activities	[8]	(2,331)		(115)
Total cash flow
Cash and cash equivalents at the beginning of the period	[5],[8]	39,928		46,629
Net cash flow from / (used in) operating, investing and financing activities	[8]	4,964		(223)
Effects of exchange rate differences on cash and cash equivalents	[8]	(13)		(14)
Cash and cash equivalents at the end of the period	[8]	44,879	[5]	46,392	[6]
Net cash flow from / (used in) operating activities includes:
Cash and balances with central banks classified as cash equivalents	[8]	42,990		44,036
Due from banks classified as cash equivalents	[8]	1,703		2,350
Money market paper classified as cash equivalents	[7],[8]	186		6
UBS Americas Inc. | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]			(4,854)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]			(5)
Disposal of subsidiaries, associates and intangible assets	[2],[8]			0
Purchase of property, equipment and software	[8]			(155)
Disposal of property, equipment and software	[8]			22
Purchase of financial assets measured at fair value through other comprehensive income	[8]			(1,807)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]			1,164
Net (purchase) / redemption of financial assets held to maturity	[8]			0
Net cash flow from / (used in) investing activities	[8]			(780)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]			0
Distributions paid on UBS shares	[8]			0
Issuance of long-term debt, including financial liabilities designated at fair value	[3],[8]			0
Repayment of long-term debt, including financial liabilities designated at fair value	[3],[8]			(76)
Dividends paid and repayments of preferred notes	[8]			0
Net changes in non-controlling interests	[8]			0
Net activity in investments in subsidiaries	[8]			296
Net cash flow from / (used in) financing activities	[8]			221
Total cash flow
Cash and cash equivalents at the beginning of the period	[5],[8]			11,892
Net cash flow from / (used in) operating, investing and financing activities	[8]			(5,414)
Effects of exchange rate differences on cash and cash equivalents	[8]			(513)
Cash and cash equivalents at the end of the period	[6],[8]			5,965
Net cash flow from / (used in) operating activities includes:
Cash and balances with central banks classified as cash equivalents	[8]			2,801
Due from banks classified as cash equivalents	[8]			3,101
Money market paper classified as cash equivalents	[7],[8]			63
Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	2,425		1,854
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		0
Disposal of subsidiaries, associates and intangible assets	[2],[8]	5		0
Purchase of property, equipment and software	[8]	(218)		(41)
Disposal of property, equipment and software	[8]	27		0
Purchase of financial assets measured at fair value through other comprehensive income	[8]	(699)		(2,743)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	526		1,625
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	(1,952)
Net (purchase) / redemption of financial assets held to maturity	[8]			0
Net cash flow from / (used in) investing activities	[8]	(2,310)		(1,158)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	109		(103)
Distributions paid on UBS shares	[8]	0		0
Issuance of long-term debt, including financial liabilities designated at fair value	[3],[8]	79		145
Repayment of long-term debt, including financial liabilities designated at fair value	[3],[8]	(378)		(140)
Dividends paid and repayments of preferred notes	[8]	0		0
Net changes in non-controlling interests	[8]	16		(5)
Net activity in investments in subsidiaries	[8]	(209)		(768)
Net cash flow from / (used in) financing activities	[8]	(383)		(871)
Total cash flow
Cash and cash equivalents at the beginning of the period	[5],[8]	21,703		18,317
Net cash flow from / (used in) operating, investing and financing activities	[8]	(269)		(174)
Effects of exchange rate differences on cash and cash equivalents	[8]	(142)		100
Cash and cash equivalents at the end of the period	[8]	21,294	[5]	18,243	[6]
Net cash flow from / (used in) operating activities includes:
Cash and balances with central banks classified as cash equivalents	[8]	12,498		13,046
Due from banks classified as cash equivalents	[8]	8,632		4,583
Money market paper classified as cash equivalents	[7],[8]	SFr 164		SFr 614

[1]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[2]	Includes dividends received from associates.
[3]	Includes funding from UBS Group AG and its subsidiaries.
[4]
CHF 4,042 million and CHF 2,576 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2018 and 30 June 2017, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section in the Annual Report 2017 for more information.

[5]	Comprises balances with an original maturity of three months or less. CHF 4,042 million of cash and cash equivalents were restricted.
[6]	Comprises balances with an original maturity of three months or less. CHF 2,576 million of cash and cash equivalents were restricted.
[7]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

[8]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective.